UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts receivable, allowance for doubtful receivables	$ 7,147	$ 3,469
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	36,131	66,161
Deferred revenue	25,785	27,089
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	$ 30,974	$ 19,937
Treasury stock, shares	1,542,402	1,744,873
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	$ 452	$ 1,114
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	841	706
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	14,276	1,865
VIE
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	3,460	27
Deferred revenue	551	866
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	1,417	1,802
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	44	86
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company		25
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	$ 166	$ 187
Ordinary Shares - Class A
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	34,467,143	23,870,027
Ordinary shares, shares outstanding	34,467,143	23,870,027
Ordinary Shares - Class B
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	4,820,608	4,820,608
Ordinary shares, shares outstanding	4,820,608	4,820,608